Inventories (Tables)	9 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	September 30,	December 31,
	2018	2017
	U.S. $ in thousands
Finished goods	$59,406	$63,234
Work-in-process	2,928	2,271
Raw materials	55,741	50,212
	$118,075	$115,717